Foreign exchange risk (Details)	Jan. 31, 2015 ARS	Jan. 31, 2015 CAD
Cash and cash equivalents	182,445	54,997
Short-term investments	4,128,905	0
Receivables	9,488	863
Accounts payable	(170,081)	(7,335)
Long term debt	(246,778)	0
Net exposure	3,903,979	48,525